Victory Funds

Victory Strategic Income Fund

(the "Fund")

Supplement dated August 13, 2021

to the Summary Prospectus dated May 1, 2021 ("Summary Prospectus")

Isaac Lowenbraun is added as a portfolio manager for the Fund. The table under "Investment Team" on page 7 of the Fund's Summary Prospectus is amended to include Mr. Lowenbraun as follows:

	Title	Tenure with the Fund
Isaac Lowenbraun	Portfolio Manager	Since August 2021

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.